Consolidated Statements Of Stockholders' Equity (Deficit) And Comprehensive Income (Loss) (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance values (As Adjusted [Member])	$ 41	$ 187,171	$ (299)	$ (222,348)	$ 4,727	$ (30,708)
Balance shares (As Adjusted [Member])	40,584
Net income (As Adjusted [Member])				(269,898)		(269,898)
Effect of foreign currency translation, net of deferred taxes					(6,110)	(6,110)
Other					(181)	(181)
Comprehensive income (loss) (As Adjusted [Member])						(276,189)
Accretion of Class L preferred return				(95,452)		(95,452)
Share-based compensation expense, value		1,749				1,749
Share-based compensation expense, shares	393
Repurchases of common stock, value			(428)			(428)
Excess tax benefits from share-based compensation		487				487
Balance values (As Adjusted [Member])	41	189,407	(727)	(587,698)	(1,564)	(400,541)
Balance shares (As Adjusted [Member])	40,977
Net income (As Adjusted [Member])				35,008		35,008
Effect of foreign currency translation, net of deferred taxes					5,986	5,986
Other					7	7
Comprehensive income (loss) (As Adjusted [Member])						41,001
Accretion of Class L preferred return				(104,560)		(104,560)
Issuance of common stock, value		237				237
Issuance of common stock, shares	124
Share-based compensation expense, value	1	1,744				1,745
Share-based compensation expense, shares	431
Repurchases of common stock, value			(387)			(387)
Excess tax benefits from share-based compensation		1,112				1,112
Balance values (As Adjusted [Member])	42	192,500	(1,114)	(657,250)	4,429	(461,393)
Balance shares (As Adjusted [Member])	41,532
Net income				26,861		26,861
Effect of foreign currency translation, net of deferred taxes					9,624	9,624
Other					(426)	(426)
Comprehensive income (loss)						36,059
Accretion of Class L preferred return				(111,026)		(111,026)
Issuance of common stock, value		141				141
Issuance of common stock, shares	28
Share-based compensation expense, value		1,461				1,461
Share-based compensation expense, shares	293
Repurchases of common stock, value			(693)			(693)
Excess tax benefits from share-based compensation		1,110				1,110
Balance values at Dec. 25, 2010	42	195,212	(1,807)	(741,415)	13,627	(534,341)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 25, 2010						$ (534,341)
Balance shares at Dec. 25, 2010	41,853